Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2021
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2020	March 31, 2021
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,288,774	¥1,400,076
Other commitments to extend credit	958,659	901,867

Total	¥2,247,433	¥2,301,943

Commitments to invest	¥15,278	¥136,367

Maturity schedule of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,400,076	¥1,400,076	¥—	¥—	¥—
Other commitments to extend credit	901,867	106,684	198,334	204,430	392,419

Total	¥2,301,943	¥1,506,760	¥198,334	¥204,430	¥392,419

Commitments to invest	¥136,367	¥111,576	¥2,339	¥4,338	¥18,114

Maturity schedule of purchase obligations

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥121,604	¥30,120	¥15,511	¥10,856	¥1,578	¥63,071	¥468

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2020		2021
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts (1)(2)	¥7,197,647	¥279,734,884	¥5,207,911	¥322,635,226
Standby letters of credit and other guarantees (3) (4)	—	2,351	—	206,072

(1)	Credit derivatives are disclosed in Note 3 “ Derivative instruments and hedging activities ” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2020 was ¥nil millio n .
(4)
As of March 31, 2021, primarily related to a certain sponsored repo program where Nomura guarantees to a 3rd party clearinghouse the payment of its clients’ obligations. Our exposure under this guarantee is minimized through effectively obtainingcollaterals whose amount is approximately equal to the maximum potential payout of the guarantee.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,207,911	¥322,635,226	¥88,433,903	¥73,065,497	¥49,763,383	¥111,372,443
Standby letters of credit and other guarantees	—	206,072	174,864	11,722	281	19,205